Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2018
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018
(Audited)
	Gross carrying/nominal amount[9]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[11]	Total	Stage 1	Stage 2	Stage 3	POCI[11]	Total	Stage 1	Stage 2	Stage 3	POCI[11]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	915,188	61,786	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.4	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	481,262	44,779	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.8	46.9	59.9	1.0
– non-bank financial institutions	59,245	1,932	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.6	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loan and other credit-related commitments	569,250	21,839	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	251,478	19,034	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.7	8.5	—	0.1
– financial[7]	112,589	1,045	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees[8]	20,884	2,334	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	15,011	2,053	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,953	278	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,158,313	87,939	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.6	35.9	58.1	0.4
For footnotes, see page 192.

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2018
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	61,786	2,554	1,914	(2,108)	(204)	(254)	3.4	8.0	13.3
– personal	15,075	1,807	1,383	(1,265)	(165)	(220)	8.4	9.1	15.9
– corporate and commercial	44,779	737	485	(812)	(39)	(34)	1.8	5.3	7.0
– non-bank financial institutions	1,932	10	46	(31)	—	—	1.6	—	—
Loans and advances to banks at amortised cost	307	—	—	(2)	—	—	0.7	—	—
Other financial assets measured at amortised cost	1,673	10	26	(6)	—	—	0.4	—	—
For footnotes, see page 192.

Distribution of financial instruments by credit quality
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– personal	316,616	43,764	27,194	2,182	4,581	394,337	(2,947)	391,390
– corporate and commercial	140,387	181,984	189,357	14,339	8,510	534,577	(5,552)	529,025
– non-bank financial institutions	28,448	18,451	13,806	472	230	61,407	(126)	61,281
Loans and advances to banks held at amortised cost	60,249	7,371	4,549	11	—	72,180	(13)	72,167
Cash and balances at central banks	160,995	1,508	324	18	—	162,845	(2)	162,843
Items in the course of collection from other banks	5,765	21	1	—	—	5,787	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	35,859	—	35,859
Reverse repurchase agreements – non-trading	200,774	29,423	12,607	—	—	242,804	—	242,804
Financial investments	56,031	5,703	949	1	—	62,684	(18)	62,666
Prepayments, accrued income and other assets	55,424	8,069	9,138	181	126	72,938	(35)	72,903
– endorsements and acceptances	1,514	4,358	3,604	155	3	9,634	(11)	9,623
– accrued income and other	53,910	3,711	5,534	26	123	63,304	(24)	63,280
Debt instruments measured at fair value through other comprehensive income[18]	319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
Out-of-scope for IFRS 9
Trading assets	139,484	18,888	16,991	1,871	—	177,234	—	177,234
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,079	2,163	6,683	9	—	14,934	—	14,934
Derivatives	169,121	31,225	6,813	625	41	207,825	—	207,825
Assets held for sale	—	—	—	—	—	—	—	—
Total gross carrying amount on balance sheet	1,694,864	361,024	295,622	22,267	13,500	2,387,277	(8,777)	2,378,500
Percentage of total credit quality	71.0%	15.1%	12.4%	0.9%	0.6%	100%
Loan and other credit-related commitments	373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
Financial guarantees	9,716	7,400	5,505	597	300	23,518	(93)	23,425
In-scope: Irrevocable loan commitments and financial guarantees	383,018	144,476	80,983	5,830	1,219	615,526	(418)	615,108
Loan and other credit-related commitments[19]	188,258	—	—	—	—	188,258	—	188,258
Performance and other guarantees	26,679	25,743	16,790	1,869	403	71,484	(99)	71,385
Out-of-scope: Revocable loan commitments and non-financial guarantees	214,937	25,743	16,790	1,869	403	259,742	(99)	259,643

For footnotes, see page 192.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– stage 1		483,907	233,843	191,851	5,587	—	915,188	(1,276)	913,912
– stage 2		1,544	10,356	38,506	11,380	—	61,786	(2,108)	59,678
– stage 3		—	—	—	—	13,023	13,023	(5,047)	7,976
– POCI		—	—	—	26	298	324	(194)	130
Loans and advances to banks at amortised cost		60,249	7,371	4,549	11	—	72,180	(13)	72,167
– stage 1		60,199	7,250	4,413	11	—	71,873	(11)	71,862
– stage 2		50	121	136	—	—	307	(2)	305
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		514,848	44,724	23,019	200	126	582,917	(55)	582,862
– stage 1		514,525	44,339	22,184	70	—	581,118	(27)	581,091
– stage 2		323	385	835	130	—	1,673	(6)	1,667
– stage 3		—	—	—	—	126	126	(22)	104
– POCI		—	—	—	—	—	—	—	—
Loan and other credit-related commitments		373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
– stage 1		372,597	132,220	63,457	976	—	569,250	(143)	569,107
– stage 2		705	4,856	12,021	4,257	—	21,839	(139)	21,700
– stage 3		—	—	—	—	912	912	(43)	869
– POCI		—	—	—	—	7	7	—	7
Financial guarantees	8	9,716	7,400	5,505	597	300	23,518	(93)	23,425
– stage 1		9,582	6,879	4,264	159	—	20,884	(19)	20,865
– stage 2		134	521	1,241	438	—	2,334	(29)	2,305
– stage 3		—	—	—	—	297	297	(45)	252
– POCI		—	—	—	—	3	3	—	3
At 31 Dec 2018		1,443,566	440,770	338,908	23,034	14,666	2,260,944	(9,111)	2,251,833
Debt instruments at FVOCI	18
– stage 1		319,623	12,358	6,856	2,218	—	341,055	(33)	341,022
– stage 2		9	96	354	340	—	799	(50)	749
– stage 3		—	—	—	—	8	8	(1)	7
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2018		319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
For footnotes, see page 192.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		479,067	227,146	220,089	17,922	14,856	959,080	(9,343)	949,737
– stage 1		475,881	211,084	180,002	4,599	—	871,566	(1,309)	870,257
– stage 2		3,186	16,062	40,087	13,323	—	72,658	(2,201)	70,457
– stage 3		—	—	—	—	13,882	13,882	(5,591)	8,291
– POCI		—	—	—	—	974	974	(242)	732
Loans and advances to banks at amortised cost		70,959	7,692	3,890	26	15	82,582	(23)	82,559
– stage 1		70,024	7,351	3,642	10	—	81,027	(17)	81,010
– stage 2		935	341	248	16	—	1,540	(4)	1,536
– stage 3		—	—	—	—	15	15	(2)	13
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		469,898	47,347	39,595	862	162	557,864	(114)	557,750
– stage 1		469,691	47,019	38,929	546	—	556,185	(28)	556,157
– stage 2		207	328	666	316	—	1,517	(4)	1,513
– stage 3		—	—	—	—	155	155	(82)	73
– POCI		—	—	—	—	7	7	—	7
Loan and other credit-related commitments	7	341,580	121,508	74,694	6,431	1,045	545,258	(376)	544,882
– stage 1		338,855	115,008	64,429	1,591	—	519,883	(126)	519,757
– stage 2		2,725	6,500	10,265	4,840	—	24,330	(183)	24,147
– stage 3		—	—	—	—	999	999	(67)	932
– POCI		—	—	—	—	46	46	—	46
Financial guarantees	8	10,339	7,086	7,408	807	209	25,849	(97)	25,752
– stage 1		9,608	6,590	5,500	323	—	22,021	(17)	22,004
– stage 2		731	496	1,908	484	—	3,619	(18)	3,601
– stage 3		—	—	—	—	187	187	(62)	125
– POCI		—	—	—	—	22	22	—	22
At 1 Jan 2018		1,371,843	410,779	345,676	26,048	16,287	2,170,633	(9,953)	2,160,680
Debt instruments at FVOCI	18
– stage 1		297,753	6,678	12,941	2,450	—	319,822	(28)	319,794
– stage 2		208	108	147	1,826	—	2,289	(142)	2,147
– stage 3		—	—	—	—	584	584	(14)	570
– POCI		—	—	—	—	—	—	—	—
At 1 Jan 2018		297,961	6,786	13,088	4,276	584	322,695	(184)	322,511
For footnotes, see page 192.

Distribution of financial instruments by credit quality
(Audited)	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard

	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	179,155	1,043	407	19			180,624		180,624
Items in the course of collection from other banks	6,322	29	273	4			6,628		6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—			34,186		34,186
Trading assets	137,983	22,365	26,438	1,949			188,735		188,735
– treasury and other eligible bills	15,412	531	491	1,098			17,532		17,532
– debt securities	84,493	9,517	12,978	498			107,486		107,486
– loans and advances to banks	15,496	5,778	4,757	26			26,057		26,057
– loans and advances to customers	22,582	6,539	8,212	327			37,660		37,660
Financial assets designated at fair value	3,378	269	1,029	28			4,704		4,704
Derivatives	181,195	31,827	5,874	922			219,818		219,818
Loans and advances to customers held at amortised cost	503,759	222,343	204,162	16,114	8,600	15,470	970,448	(7,484)	962,964
– personal	324,960	26,612	14,549	780	4,658	4,922	376,481	(1,719)	374,762
– corporate and commercial	140,382	176,745	176,661	14,784	3,422	10,254	522,248	(5,494)	516,754
– non-bank financial institutions	38,417	18,986	12,952	550	520	294	71,719	(271)	71,448
Loans and advances to banks held at amortised cost	77,175	9,026	4,144	39	9	—	90,393	—	90,393
Reverse repurchase agreements – non-trading	143,154	32,321	25,636	442	—	—	201,553	—	201,553
Financial investments	356,065	10,463	15,017	2,886	—	728	385,159		385,159
Other assets	12,714	6,526	10,705	681	107	143	30,876	(48)	30,828
– endorsements and acceptances	1,430	4,636	3,455	183	15	31	9,750		9,750
– accrued income and other	11,175	1,837	7,124	361	91	56	20,644		20,644
– assets held for sale	109	53	126	137	1	56	482	(48)	434
At 31 Dec 2017	1,635,086	336,212	293,685	23,084	8,716	16,341	2,313,124	(7,532)	2,305,592
	%	%	%	%	%	%	%
Percentage of total gross amount	70.7	14.5	12.7	1.0	0.4	0.7	100.0
Past due but not impaired gross financial instruments (2017)

Past due but not impaired gross financial instruments by geographical region
(Audited)	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	1,324	3,892	852	2,015	633	8,716

Ageing analysis of days for past due but not impaired gross financial instruments
(Audited)	Up to 29 days	30–59 days	60–89 days	90–179 days	180 days and over	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers and banks held at amortised cost	6,837	1,255	493	10	14	8,609
– personal	3,455	866	337	—	—	4,658
– corporate and commercial	2,899	343	156	10	14	3,422
– financial	483	46	—	—	—	529
Other financial instruments	33	12	18	12	32	107
At 31 Dec 2017	6,870	1,267	511	22	46	8,716
Impaired loans (2017)

Movement in impaired loans by industry sector
(Audited)
	Personal	Corporate and commercial	Financial	Total
	$m	$m	$m	$m
At 1 Jan 2017	6,490	11,362	376	18,228
Classified as impaired during the year	2,671	3,691	17	6,379
Transferred from impaired to unimpaired during the year	(677)	(1,324)	(8)	(2,009)
Amounts written off	(1,330)	(1,257)	(53)	(2,640)
Net repayments and other	(2,232)	(2,218)	(38)	(4,488)
At 31 Dec 2017	4,922	10,254	294	15,470

Loan impairment charge to the income statement by industry sector
(Audited)	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
Personal	140	243	92	32	452	959
– first lien residential mortgages	6	(1)	5	—	(27)	(17)
– other personal	134	244	87	32	479	976
Corporate and commercial	619	298	83	(163)	90	927
– manufacturing and international trade and services	314	236	95	18	59	722
– commercial real estate and other property-related	200	21	(4)	9	—	226
– other commercial	105	41	(8)	(190)	31	(21)
Financial	66	17	22	1	—	106
At 31 Dec 2017	825	558	197	(130)	542	1,992

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2018		At 1 Jan 2018
		Gross carrying/nominal amount	Allowance for ECL[5]	Gross carrying/nominal amount	Allowance for ECL[5]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		990,321	(8,625)	959,080	(9,343)
– personal		394,337	(2,947)	375,069	(3,047)
– corporate and commercial		534,577	(5,552)	520,137	(6,053)
– non-bank financial institutions		61,407	(126)	63,874	(243)
Loans and advances to banks at amortised cost		72,180	(13)	82,582	(23)
Other financial assets measured at amortised cost		582,917	(55)	557,864	(114)
– cash and balances at central banks		162,845	(2)	180,624	(3)
– items in the course of collection from other banks		5,787	—	6,628	—
– Hong Kong Government certificates of indebtedness		35,859	—	34,186	—
– reverse repurchase agreements – non-trading		242,804	—	201,553	—
– financial investments		62,684	(18)	59,539	(16)
– prepayments, accrued income and other assets	6	72,938	(35)	75,334	(95)
Total gross carrying amount on-balance sheet		1,645,418	(8,693)	1,599,526	(9,480)
Loans and other credit-related commitments		592,008	(325)	545,258	(376)
– personal		207,351	(13)	196,093	(14)
– corporate and commercial		271,022	(305)	262,391	(355)
– non-bank financial institutions	7	113,635	(7)	86,774	(7)
Financial guarantees	8	23,518	(93)	25,849	(97)
– personal		927	(1)	718	(4)
– corporate and commercial		17,355	(85)	19,965	(89)
– non-bank financial institutions		5,236	(7)	5,166	(4)
Total nominal amount off-balance sheet	9	615,526	(418)	571,107	(473)
		2,260,944	(9,111)	2,170,633	(9,953)

		Fair value	Memorandum allowance for ECL[10]	Fair value	Memorandum allowance for ECL[10]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		343,110	(84)	322,163	(184)
For footnotes, see page 192.

Maximum exposure to credit risk
(Audited)
	2018
	Maximum exposure	Offset	Net
	$m	$m	$m
Loans and advances to customers held at amortised cost	981,696	(29,534)	952,162
– personal	391,390	(3,679)	387,711
– corporate and commercial	529,025	(23,421)	505,604
– non-bank financial institutions	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	72,167	—	72,167
Other financial assets held at amortised cost	585,600	(21,788)	563,812
– cash and balances at central banks	162,843	—	162,843
– items in the course of collection from other banks	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	35,859	—	35,859
– reverse repurchase agreements – non-trading	242,804	(21,788)	221,016
– financial investments	62,666	—	62,666
– prepayments, accrued income and other assets	75,641	—	75,641
Derivatives	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,847,288	(245,628)	1,601,660
Total off-balance sheet	874,751	—	874,751
– financial and other guarantees	94,810	—	94,810
– loan and other credit-related commitments	779,941	—	779,941
At 31 Dec 2018	2,722,039	(245,628)	2,476,411

Maximum exposure to credit risk
(Audited)	2017
	Maximum exposure	Offset	Net
	$m	$m	$m
Derivatives	219,818	(204,829)	14,989
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550
– personal	374,762	(2,946)	371,816
– corporate and commercial	516,754	(29,459)	487,295
– non-bank financial institutions	71,448	(3,009)	68,439
Loans and advances to banks at amortised cost	90,393	(273)	90,120
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829
Total on–balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352
Total off–balance sheet	771,908	—	771,908
– financial guarantees and similar contracts[23]	41,422	—	41,422
– loan and other credit-related commitments[7]	730,486	—	730,486
At 31 Dec 2017	3,077,500	(244,240)	2,833,260
For footnotes, see page 192

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2018	2017
	Footnotes	$m	$m
Unamortised balance at 1 Jan		106	99
Deferral on new transactions		161	191
Recognised in the income statement during the year:		(158)	(187)
– amortisation		(96)	(85)
– subsequent to unobservable inputs becoming observable		(2)	(2)
– maturity, termination or offsetting derivative		(60)	(100)
Exchange differences		(4)	10
Other		(19)	(7)
Unamortised balance at 31 Dec	1	86	106

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,446,857	(1,469)	102,032	(2,406)	15,083	(5,722)	1,042	(242)	1,565,014	(9,839)
Transfers of financial instruments:	(8,747)	(685)	3,582	1,185	5,165	(500)	—	—	—	—
– transfers from stage 1 to stage 2	(84,181)	319	84,181	(319)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,325	(999)	(77,325)	999	—	—	—	—	—	—
– transfers to stage 3	(2,250)	35	(4,439)	607	6,689	(642)	—	—	—	—
– transfers from stage 3	359	(40)	1,165	(102)	(1,524)	142	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	620	—	(605)	—	(103)	—	—	—	(88)
Net new and further lending/repayments	126,868	(512)	(16,162)	564	(2,902)	733	(587)	42	107,217	827
Changes in risk parameters – credit quality	—	423	—	(1,087)	—	(2,238)	—	(51)	—	(2,953)
Changes to model used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(2,568)	2,552	(1)	1	(2,569)	2,553
Foreign exchange	(52,983)	76	(2,863)	99	(636)	232	(26)	6	(56,508)	413
Others	(156)	98	(348)	(28)	90	(89)	(94)	50	(508)	31
At 31 Dec 2018	1,511,839	(1,449)	86,241	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
ECL release/(charge) for the period		531		(1,128)		(1,608)		(9)		(2,214)
Recoveries										408
Others										(87)
Total change in ECL for the period										(1,893)
For footnotes, see page 192.

	At 31 Dec 2018		12 months ended 31 Dec 2018
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,612,646	(9,056)	(1,893)
Other financial assets measured at amortised cost	582,917	(55)	21
Non-trading reverse purchase agreement commitments	65,381	—	—
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,260,944	(9,111)	(1,872)
Debt instruments measured at FVOCI	343,110	(84)	105
Total allowance for ECL/total income statement ECL charge for the period	n/a	(9,195)	(1,767)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	897,529	(873)	84,354	(1,249)	10,209	(4,410)	1,042	(242)	993,134	(6,774)
Transfers of financial instruments	(4,477)	(274)	1,535	386	2,942	(112)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	262	—	(231)	—	(92)	—	—	—	(61)
Net new and further lending/repayments	74,107	(271)	(13,709)	342	(2,414)	406	(587)	42	57,397	519
Changes to risk parameters – credit quality	—	157	—	(301)	—	(1,041)	—	(51)	—	(1,236)
Assets written off	—	—	—	—	(1,182)	1,172	(1)	1	(1,183)	1,173
Foreign exchange and other	(36,104)	97	(2,777)	41	(316)	90	(120)	56	(39,317)	284
At 31 Dec 2018	931,055	(902)	69,403	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
ECL release/(charge) for the period		148		(190)		(727)		(9)		(778)
Recoveries										118
Others										(69)
Total change in ECL for the period										(729)
For footnotes, see page 192

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	549,328	(596)	17,678	(1,157)	4,874	(1,312)	571,880	(3,065)
Transfers of financial instruments	(4,270)	(411)	2,047	799	2,223	(388)	—	—
Net remeasurement of ECL arising from transfer of stage	—	358	—	(374)	—	(11)	—	(27)
Net new and further lending/repayments	52,761	(241)	(2,453)	222	(488)	327	49,820	308
Changes to risk parameters – credit quality	—	266	—	(786)	—	(1,197)	—	(1,717)
Assets written off	—	—	—	—	(1,386)	1,380	(1,386)	1,380
Foreign exchange and other	(17,035)	77	(434)	30	(230)	53	(17,699)	160
At 31 Dec 2018	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
ECL release/(charge) for the period		383		(938)		(881)		(1,436)
Recoveries								290
Others								(18)
Total change in ECL for the period								(1,164)
For footnotes, see page 192

Movement in impairment allowances on loans and advances to customers and banks
(Audited)

	Banks individually assessed	Customers
		Individually assessed	Collectively assessed	Total
	$m	$m	$m	$m
At 1 Jan 2017	—	4,932	2,918	7,850
Amounts written off	—	(1,468)	(1,705)	(3,173)
Recoveries of loans and advances previously written off	—	119	525	644
Charge to income statement	—	1,114	878	1,992
Exchange and other movements	—	263	(92)	171
At 31 Dec 2017	—	4,960	2,524	7,484
Impairment allowances % of loans and advances	—	0.5%	0.3%	0.8%

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	62,123	0.1	10,557	0.2	31,224	—	—	—
Fully collateralised	87,530	0.1	17,766	0.1	39,174	—	4,862	—
LTV ratio:
– less than 50%	46,983	0.1	8,006	0.1	25,870	—	3,463	—
– 51% to 75%	29,621	0.1	8,174	0.1	10,452	0.1	787	—
– 76% to 90%	5,167	0.1	1,038	—	1,168	0.1	519	—
– 91% to 100%	5,759	0.1	548	0.2	1,684	0.1	93	—
Partially collateralised (A):	6,129	0.1	515	0.2	2,130	—	—	—
– collateral value on A	3,735		285		1,401		—
Total	155,782	0.1	28,838	0.1	72,528	—	4,862	—
Stage 2
Not collateralised	2,249	1.1	446	2.5	1,140	0.2	—	—
Fully collateralised	4,739	1.3	782	4.5	1,576	0.4	439	0.5
LTV ratio:
– less than 50%	2,039	1.1	394	3.6	795	0.4	303	0.7
– 51% to 75%	1,430	0.7	330	1.2	505	0.4	7	—
– 76% to 90%	363	5.0	34	44.1	29	—	129	—
– 91% to 100%	907	1.0	24	8.3	247	—	—	—
Partially collateralised (B):	261	1.5	24	12.5	15	—	—	—
– collateral value on B	156		20		5		—	—
Total	7,249	1.2	1,252	3.9	2,731	0.3	439	—
Stage 3
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	606	12.7	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	412	10.0	304	9.2	2	—	—	—
– 51% to 75%	88	27.3	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,418	37.9	755	27.0	12	—	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	15	53.3	—	—	—	—	—	—
LTV ratio:
– less than 50%	13	61.5	—	—	—	—	—	—
– 51% to 75%	2	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (C):	—	—	—	—	—	—	—	—
– collateral value on C	—		—		—		—
Total	15	53.3	—	—	—	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	64,324	0.1	11,001	0.2	32,364	—	—	—
Fully collateralised	91,791	0.1	18,112	0.2	40,747	0.1	5,282	0.1
Partially collateralised (A):	6,377	0.2	532	0.6	2,145	—	—	—
– collateral value on A	3,879		299		1,406		—
Total	162,492	0.1	29,645	0.3	75,256	—	5,282	0.1
Rated CRR/PD 8
Not collateralised	49	2.0	2	—	—	—	—	—
Fully collateralised	477	1.5	435	1.1	3	33.3	19	—
LTV ratio:
– less than 50%	178	1.7	149	1.3	3	33.3	19	—
– 51% to 75%	269	0.4	265	0.4	—	—	—	—
– 76% to 90%	13	7.7	7	14.3	—	—	—	—
– 91% to 100%	17	11.8	14	14.3	—	—	—	—
Partially collateralised (B):	13	7.7	8	12.5	—	—	—	—
– collateral value on B	12		6		—		—
Total	539	1.7	445	1.3	3	33.3	19	—
Rated CRR/PD9 to 10
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	621	13.5	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	425	11.5	304	9.2	2	—	—	—
– 51% to 75%	90	26.7	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,433	38.0	755	27.0	12	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	549,536	0.1	154,059	0.2	122,259	—	30,395	—
Fully collateralised	234,081	0.1	24,387	0.2	36,730	0.1	93,804	—
LTV ratio:
– less than 50%	60,405	0.2	4,461	0.4	12,032	0.1	24,922	—
– 51% to 75%	82,590	—	9,510	0.2	14,264	0.1	7,267	—
– 76% to 90%	15,853	0.1	2,175	0.2	4,567	0.1	4,723	—
– 91% to 100%	75,233	—	8,241	—	5,867	0.1	56,892	—
Partially collateralised (A):	48,877	0.1	5,551	0.1	21,942	—	747	—
– collateral value on A	21,097		2,388		10,263		696
Total	832,494	0.1	183,997	0.2	180,931	—	124,946	—
Stage 2
Not collateralised	42,053	1.4	12,364	3.1	6,212	0.4	1,578	1.3
Fully collateralised	24,977	1.0	7,378	1.0	3,378	0.5	9,713	1.1
LTV ratio:
– less than 50%	11,915	0.9	5,410	0.6	1,421	0.4	3,711	1.4
– 51% to 75%	5,344	1.3	1,042	3.5	1,290	0.6	810	1.4
– 76% to 90%	1,642	1.5	140	2.9	391	0.5	691	0.3
– 91% to 100%	6,076	0.8	786	0.1	276	0.4	4,501	0.9
Partially collateralised (B):	4,993	0.7	381	3.1	2,287	0.3	—	—
– collateral value on B	2,074		207		971		—
Total	72,023	1.2	20,123	2.3	11,877	0.4	11,291	1.1
Stage 3
Not collateralised	4,990	52.5	1,775	42.1	478	81.2	6	16.7
Fully collateralised	1,660	25.2	513	6.2	146	—	188	9.6
LTV ratio:
– less than 50%	596	34.9	181	7.7	11	—	77	22.1
– 51% to 75%	487	10.5	172	1.7	62	—	103	1.0
– 76% to 90%	382	25.4	86	10.5	32	—	—	—
– 91% to 100%	195	31.8	74	8.1	41	—	8	—
Partially collateralised (C):	931	44.9	179	22.3	158	15.2	5	60.0
– collateral value on C	429		113		38		2
Total	7,581	45.6	2,467	33.2	782	52.7	199	11.1
POCI
Not collateralised	214	69.2	—	—	25	20.0	—	—
Fully collateralised	59	13.6	—	—	9	—	—	—
LTV ratio:
– less than 50%	12	33.3	—	—	—	—	—	—
– 51% to 75%	16	25.0	—	—	—	—	—	—
– 76% to 90%	22	—	—	—	—	—	—	—
– 91% to 100%	9	—	—	—	9	—	—	—
Partially collateralised (C):	43	72.1	8	—	35	85.7	—	—
– collateral value on C	38		3		34		—
Total	316	59.2	8	—	69	50.7	—	—
At 31 Dec 2018	912,414	0.6	206,595	0.8	193,659	0.3	136,436	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/ PD8
Not collateralised	1,243	5.4	565	6.2	94	7.4	191	5.2
Fully collateralised	1,895	3.6	74	4.1	11	9.1	1,621	3.1
LTV ratio:
– less than 50%	693	4.2	21	4.8	—	—	594	4.2
– 51% to 75%	292	2.7	49	2.0	11	9.1	169	2.4
– 76% to 90%	45	15.6	2	—	—	—	20	—
– 91% to 100%	865	2.8	2	—	—	—	838	—
Partially collateralised (A):	212	2.8	23	4.3	153	1.3	—	—
– collateral value on A	84		14		49		—
Total	3,350	4.2	662	6	258	3.9	1,812	3.4
Rated CRR/ PD9 to 10
Not collateralised	5,199	53.2	1,775	42.1	503	78.1	6	16.7
Fully collateralised	1,719	24.8	513	6.2	155	—	188	9.6
LTV ratio:
– less than 50%	608	36.0	181	7.7	11	—	77	22.1
– 51% to 75%	503	8.7	172	1.7	62	—	103	1.0
– 76% to 90%	405	24.2	86	10.5	32	—	—	—
– 91% to 100%	203	31.5	74	8.1	50	—	8	—
Partially collateralised (B):	974	46.1	187	21.9	193	28.0	5	60.0
– collateral value on B	466		116		73		2
Total	7,892	46.1	2,475	33.2	851	52.6	199	11.1
At 31 Dec 2018	11,242	33.7	3,137	27.4	1,109	41.3	2,011	4.2

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	299,072	—	130,646	—	79,180	—	15,321	—
LTV ratio:
– less than 50%	160,563	—	66,834	—	54,262	—	8,060	—
– 51% to 60%	51,415	—	20,937	—	11,591	—	3,382	—
– 61% to 70%	40,273	—	17,480	—	5,979	—	2,473	—
– 71% to 80%	28,383	—	15,086	—	2,986	—	1,113	—
– 81% to 90%	14,191	—	8,824	—	2,637	—	158	—
– 91% to 100%	4,247	0.1	1,485	—	1,725	—	135	—
Partially collateralised (A):	1,420	0.1	581	—	300	—	10	—
LTV ratio:
– 101% to 110%	808	0.1	334	—	256	—	5	—
– 111% to 120%	184	0.2	46	—	41	—	2	—
– greater than 120%	428	0.2	201	—	3	—	3	—
Collateral value on A	1,266		493		284		8
Total	300,492	—	131,227	—	79,480	—	15,331	—
Stage 2
Fully collateralised	6,170	1.0	1,234	1.3	867	—	1,435	0.3
LTV ratio:
– less than 50%	3,334	0.7	917	0.9	699	—	814	0.1
– 51% to 60%	932	1.1	113	3.0	74	—	268	0.4
– 61% to 70%	853	1.0	105	2.2	43	—	231	0.3
– 71% to 80%	586	1.3	39	3.4	28	—	79	0.9
– 81% to 90%	331	1.7	27	3.1	20	—	32	1.6
– 91% to 100%	134	2.4	33	1.5	3	—	11	0.8
Partially collateralised (B):	123	2.9	46	0.2	1	—	5	0.3
LTV ratio:
– 101% to 110%	76	1.5	44	0.1	1	—	3	0.5
– 111% to 120%	17	4.5	1	4.3	—	—	1	—
– greater than 120%	30	5.3	1	0.6	—	—	1	—
Collateral value on B	118		44		1		4
Total	6,293	1.0	1,280	1.3	868	—	1,440	0.3
Stage 3
Fully collateralised	2,557	12.3	1,023	10.9	25	0.9	671	1.0
LTV ratio:
– less than 50%	1,255	13.6	638	7.8	24	0.9	219	0.9
– 51% to 60%	359	8.3	151	11.3	1	—	107	0.9
– 61% to 70%	336	12.0	119	18.4	—	—	105	1.0
– 71% to 80%	280	9.9	70	14.8	—	—	114	0.9
– 81% to 90%	190	9.4	33	19.4	—	—	81	1.2
– 91% to 100%	137	19.8	12	45.9	—	—	45	2.2
Partially collateralised (C):	391	33.6	23	15.8	—	—	24	0.4
LTV ratio:
– 101% to 110%	73	17.4	10	14.3	—	—	14	0.6
– 111% to 120%	68	24.2	5	26.4	—	—	6	0.3
– greater than 120%	250	40.8	8	11.1	—	—	4	0.2
Collateral value on C	372		20		—		22
Total	2,948	15.1	1,046	11.0	25	0.9	695	1.0
At 31 Dec 2018	309,733	0.2	133,553	0.1	80,373	—	17,466	0.1

Commercial real estate loans and advances including loan commitments by level of collateral
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Rated CRR/ EL1 to 7
Not collateralised	44,551	5,187	31,100	—
Fully collateralised	75,633	20,711	31,768	4,742
Partially collateralised (A)	5,523	963	1,557	—
– Collateral value on A	3,621	564	752	—
Total	125,707	26,861	64,425	4,742
Rated CRR/ EL8
Not collateralised	6	4	—	—
Fully collateralised	221	128	—	54
– LTV ratio: less than 50%	67	64	—	—
– 51% to 75%	40	31	—	—
– 76% to 90%	89	19	—	54
– 91% to 100%	25	14	—	—
Partially collateralised (B):	71	54	—	—
– Collateral value on B	43	40	—	—
Total	298	186	—	54
Rated CRR/ EL9 to 10
Not collateralised	63	46	—	1
Fully collateralised	717	376	12	—
– LTV ratio: less than 50%	157	60	9	—
– 51% to 75%	173	149	1	—
– 76% to 90%	141	122	1	—
– 91% to 100%	246	45	1	—
Partially collateralised (C):	486	350	—	—
– Collateral value on C	295	189	—	—
Total	1,266	772	12	1
At 31 Dec 2017	127,271	27,819	64,437	4,797

Other corporate, commercial and non-bank financial institutions loans and advances including loan commitments by level of collateral rated CRR/EL 8 to 10 only
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Rated CRR/ EL8
Not collateralised	3,722	319	15	1,708
Fully collateralised	554	104	5	48
– LTV ratio: less than 50%	188	25	3	7
– 51% to 75%	157	66	2	34
– 76% to 90%	39	11	—	2
– 91% to 100%	170	2	—	5
Partially collateralised (A):	493	92	135	42
– Collateral value on A	206	59	10	21
Total	4,769	515	155	1,798
Rated CRR/ EL9 to 10
Not collateralised	3,734	1,508	511	3
Fully collateralised	2,572	1,223	98	317
– less than 50%	804	516	60	—
– 51% to 75%	606	403	10	6
– 76% to 90%	398	235	21	—
– 91% to 100%	764	69	7	311
Partially collateralised (B):	1,750	398	167	425
– Collateral value on B	877	209	123	300
Total	8,056	3,129	776	745
At 31 Dec 2017	12,825	3,644	931	2,543

Residential mortgage loans including loan commitments by level of collateral
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Non-impaired loans and advances
Fully collateralised	287,088	124,736	72,073	16,240
– LTV ratio: less than 50%	164,110	69,679	55,237	7,868
– 51% to 60%	48,287	20,706	8,340	4,180
– 61% to 70%	37,054	15,422	3,282	2,832
– 71% to 80%	25,893	11,992	3,402	1,312
– 81% to 90%	9,445	5,824	1,376	42
– 91% to 100%	2,299	1,113	436	6
Partially collateralised:
Greater than 100% (A)	660	174	—	—
– 101% to 110%	270	89	—	—
– 111% to 120%	121	16	—	—
– greater than 120%	269	69	—	—
Collateral on A	550	125	—	—
Non-impaired loans and advances	287,748	124,910	72,073	16,240
Impaired loans and advances
Fully collateralised	3,004	1,008	46	1,138
– LTV ratio: less than 50%	1,238	538	42	414
– 51% to 60%	518	196	3	207
– 61% to 70%	416	130	—	178
– 71% to 80%	354	85	1	160
– 81% to 90%	323	40	—	115
– 91% to 100%	155	19	—	64
Partially collateralised:
Greater than 100% (B)	342	38	—	36
– 101% to 110%	101	15	—	19
– 111% to 120%	61	5	—	11
– greater than 120%	180	18	—	6
Collateral on B	269	31	—	33
Impaired loans and advances	3,346	1,046	46	1,174
At 31 Dec 2017	291,094	125,956	72,119	17,414

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
		With DPF	Unit-linked	Other contracts[40]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		66,735	7,337	15,552	7,120	96,744
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		17,855	7,099	3,024	1,264	29,242
– derivatives		200	—	33	4	237
– financial investments at amortised cost		33,575	70	11,597	4,171	49,413
– financial investments at fair value through other comprehensive income		11,499	—	450	1,385	13,334
– other financial assets	41	3,606	168	448	296	4,518
Reinsurance assets		1,255	69	1,368	—	2,692
PVIF	42	—	—	—	7,149	7,149
Other assets and investment properties		2,670	2	235	453	3,360
Total assets		70,660	7,408	17,155	14,722	109,945
Liabilities under investment contracts designated at fair value		—	1,574	3,884	—	5,458
Liabilities under insurance contracts		69,269	5,789	12,272	—	87,330
Deferred tax	43	179	21	15	1,051	1,266
Other liabilities		—	—	—	3,659	3,659
Total liabilities		69,448	7,384	16,171	4,710	97,713
Total equity		—	—	—	12,232	12,232
Total liabilities and equity at 31 Dec 2018		69,448	7,384	16,171	16,942	109,945
For footnotes, see page 192.

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
		With DPF	Unit-linked	Other contracts[40]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		65,112	9,081	14,849	6,662	95,704
– trading assets		—	—	—	—	—
– financial assets designated at fair value		15,533	8,814	2,951	1,259	28,557
– derivatives		286	—	13	41	340
– financial investments – HTM	44	29,302	—	6,396	3,331	39,029
– financial investments – AFS	44	15,280	—	4,836	1,877	21,993
– other financial assets	41	4,711	267	653	154	5,785
Reinsurance assets		1,108	274	1,154	—	2,536
PVIF	42	—	—	—	6,610	6,610
Other assets and investment properties		1,975	2	164	1,126	3,267
Total assets		68,195	9,357	16,167	14,398	108,117
Liabilities under investment contracts designated at fair value		—	1,750	3,885	—	5,635
Liabilities under insurance contracts		67,137	7,548	10,982	—	85,667
Deferred tax	43	14	6	9	1,230	1,259
Other liabilities		—	—	—	3,325	3,325
Total liabilities		67,151	9,304	14,876	4,555	95,886
Total equity		—	—	—	12,231	12,231
Total liabilities and equity at 31 Dec 2017		67,151	9,304	14,876	16,786	108,117
For footnotes, see page 192.

Balance sheet of insurance manufacturing subsidiaries by geographical region[45]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		28,631	66,793	1,320	96,744
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		13,142	15,774	326	29,242
– derivatives		121	116	—	237
– financial investments – at amortised cost		296	48,595	522	49,413
– financial investments – at fair value through other comprehensive income		12,453	440	441	13,334
– other financial assets	41	2,619	1,868	31	4,518
Reinsurance assets		249	2,438	5	2,692
PVIF	42	832	6,195	122	7,149
Other assets and investment properties		1,053	2,280	27	3,360
Total assets		30,765	77,706	1,474	109,945
Liabilities under investment contracts designated at fair value		780	4,678	—	5,458
Liabilities under insurance contracts		26,375	59,829	1,126	87,330
Deferred tax	43	209	1,050	7	1,266
Other liabilities		1,690	1,911	58	3,659
Total liabilities		29,054	67,468	1,191	97,713
Total equity		1,711	10,238	283	12,232
Total liabilities and equity at 31 Dec 2018		30,765	77,706	1,474	109,945

Financial assets		30,231	63,973	1,500	95,704
– trading assets		—	—	—	—
– financial assets designated at fair value		12,430	15,633	494	28,557
– derivatives		169	171	—	340
– financial investments – HTM	44	—	38,506	523	39,029
– financial investments – AFS	44	15,144	6,393	456	21,993
– other financial assets	41	2,488	3,270	27	5,785
Reinsurance assets		469	2,063	4	2,536
PVIF	42	773	5,709	128	6,610
Other assets and investment properties		1,666	1,577	24	3,267
Total assets		33,139	73,322	1,656	108,117
Liabilities under investment contracts designated at fair value		739	4,896	—	5,635
Liabilities under insurance contracts		28,416	56,047	1,204	85,667
Deferred tax	43	217	1,033	9	1,259
Other liabilities		2,043	1,209	73	3,325
Total liabilities		31,415	63,185	1,286	95,886
Total equity		1,724	10,137	370	12,231
Total liabilities and equity at 31 Dec 2017		33,139	73,322	1,656	108,117
For footnotes, see page 192.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
		2018			2017
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnotes	%	%	$m	%	%	$m
Capital		0.0	2.2–3.0	100	0.0	2.3–3.2	103
Nominal annual return		0.1–2.0	3.6–3.7	78	0.1–2.0	3.2–3.7	64
Nominal annual return	46	2.1–4.0	2.7–4.6	420	2.1–4.0	3.2–4.4	459
Nominal annual return		4.1–5.0	2.7–4.1	71	4.1–5.0	3.2–4.1	70
At 31 Dec				669			696
For footnotes, see page 192.

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2018		2017
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	9	(61)	42	(583)
-100 basis point parallel shift in yield curves	(28)	46	(140)	617
10% increase in equity prices	213	213	223	237
10% decrease in equity prices	(202)	(202)	(225)	(239)
10% increase in US dollar exchange rate compared with all currencies	36	36	24	24
10% decrease in US dollar exchange rate compared with all currencies	(36)	(36)	(24)	(24)

Sensitivity analysis
(Audited)
	2018	2017
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(77)	(77)
10% decrease in mortality and/or morbidity rates	82	82
10% increase in lapse rates	(95)	(93)
10% decrease in lapse rates	107	106
10% increase in expense rates	(92)	(92)
10% decrease in expense rates	93	91

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,119	2,932	2,684	1,962	8,697
With DPF and Other contracts	7,459	27,497	46,217	55,989	137,162
At 31 Dec 2018	8,578	30,429	48,901	57,951	145,859

Unit-linked	969	3,041	4,695	6,814	15,519
With DPF and Other contracts	6,916	26,453	43,784	45,334	122,487
At 31 Dec 2017	7,885	29,494	48,479	52,148	138,006

Disclosure of asset-backed securities

Carrying amount of HSBC’s consolidated holdings of ABSs
	Trading	Financial investments at FVOCI	Held at amortised cost	Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	Total	Of which held through consolidated SEs
	$m	$m	$m	$m	$m	$m
Mortgage-related assets	1,680	15,422	15,498	127	32,727	208
– sub-prime residential	17	587	—	—	604	50
– US Alt-A residential	—	87	2	94	183	42
– US Government agency and sponsored enterprises: MBSs[22]	153	14,627	14,657	—	29,437	—
– UK buy-to-let residential	—	—	—	—	—	—
– other residential	924	15	780	—	1,719	10
– commercial property	586	106	59	33	784	106
Leveraged finance-related assets	306	40	—	21	367	200
Student loan-related assets	149	1,815	—	1	1,965	1,800
Auto finance-related assets	282	—	2,577	—	2,859	—
Other assets	1,136	718	2,323	7	4,184	204
At 31 Dec 2018	3,553	17,995	20,398	156	42,102	2,412

Disclosure of funding sources and uses

Funding sources
	2018	2017
	$m	$m
Customer accounts	1,362,643	1,364,462
Deposits by banks	56,331	69,922
Repurchase agreements – non-trading	165,884	130,002
Debt securities in issue	85,342	64,546
Cash collateral, margin and settlement accounts	54,066	N/A
Liabilities of disposal groups held for sale	313	1,286
Subordinated liabilities	22,437	19,826
Financial liabilities designated at fair value	148,505	94,429
Liabilities under insurance contracts	87,330	85,667
Trading liabilities	84,431	184,361
– repos	1,495	2,255
– stock lending	10,998	8,363
– settlement accounts	N/A	11,198
– other trading liabilities	71,938	162,545
Total equity	194,249	197,871
Other balance sheet liabilities	296,593	309,399
At 31 Dec	2,558,124	2,521,771

Funding uses
		2018	2017
	Footnotes	$m	$m
Loans and advances to customers		981,696	962,964
Loans and advances to banks		72,167	90,393
Reverse repurchase agreements – non-trading		242,804	201,553
Prepayments, accrued income and other assets	5,6	47,159	N/A
Cash collateral, margin and settlement accounts		47,159	N/A
Assets held for sale		735	781
Trading assets		238,130	287,995
– reverse repos		9,893	10,224
– stock borrowing		8,387	6,895
– settlement accounts		N/A	15,258
– other trading assets		219,850	255,618
Financial investments		407,433	389,076
Cash and balances with central banks		162,843	180,624
Other balance sheet assets		405,157	408,385
At 31 Dec		2,558,124	2,521,771
For footnotes, see page 192.

Disclosure of funding cash flows payable by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Deposits by banks		35,544	10,482	2,419	7,507	556
Customer accounts		1,082,007	211,811	62,963	7,617	130
Repurchase agreements – non-trading		5,929	156,752	2,487	950	—
Trading liabilities	33	84,431	—	—	—	—
Financial liabilities designated at fair value	33	217	8,737	15,591	75,578	89,261
Derivatives		204,062	360	927	2,065	1,323
Debt securities in issue		236	18,253	24,902	36,599	13,656
Subordinated liabilities		—	438	793	7,600	27,670
Other financial liabilities		100,268	19,056	4,694	2,367	1,260
		1,512,694	425,889	114,776	140,283	133,856
Loan and other credit-related commitments		685,650	92,186	1,109	944	377
Financial guarantees	8	22,942	113	289	160	14
At 31 Dec 2018		2,221,286	518,188	116,174	141,387	134,247
Proportion of cash flows payable in period		71%	17%	4%	5%	4%

Deposits by banks		48,247	10,596	1,877	7,814	1,508
Customer accounts		1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading		20,550	106,236	2,270	1,085	—
Trading liabilities		184,361	—	—	—	—
Financial liabilities designated at fair value		715	1,249	7,117	39,596	59,428
Derivatives		212,797	219	1,221	3,170	1,506
Debt securities in issue		11	12,624	21,066	25,654	11,092
Subordinated liabilities		3	2,227	841	7,011	21,775
Other financial liabilities		48,407	18,780	3,701	1,994	1,314
		1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	7	570,132	138,542	10,602	7,860	2,350
Financial guarantees	8,34	23,944	268	821	785	31
At 31 Dec 2017		2,269,129	443,759	93,864	102,207	99,679
Proportion of cash flows payable in period		75%	15%	3%	4%	3%
For footnotes, see page 192.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings		—	949	—	—	—
Financial liabilities designated at fair value		—	237	2,656	14,384	11,653
Derivatives		1,321	—	—	339	499
Debt securities in issue		—	379	1,159	29,178	30,801
Subordinated liabilities		—	248	757	4,019	25,311
Other financial liabilities		—	675	228	—	—
		1,321	2,488	4,800	47,920	68,264
Loan commitments		—	—	—	—	—
Financial guarantees	8	8,627	—	—	—	—
At 31 Dec 2018		9,948	2,488	4,800	47,920	68,264

Amounts owed to HSBC undertakings		—	2,525	46	—	—
Financial liabilities designated at fair value		—	286	875	16,554	19,465
Derivatives		2,008	—	—	293	781
Debt securities in issue		—	232	1,787	13,975	26,452
Subordinated liabilities		—	2,113	537	2,852	20,944
Other financial liabilities		—	849	200	—	—
		2,008	6,005	3,445	33,674	67,642
Loan commitments		—	—	—	—	—
Financial guarantees	8	7,778	—	—	—	—
At 31 Dec 2017		9,786	6,005	3,445	33,674	67,642
For footnotes, see page 192.

Disclosure of funding cash flows payable by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Deposits by banks		35,544	10,482	2,419	7,507	556
Customer accounts		1,082,007	211,811	62,963	7,617	130
Repurchase agreements – non-trading		5,929	156,752	2,487	950	—
Trading liabilities	33	84,431	—	—	—	—
Financial liabilities designated at fair value	33	217	8,737	15,591	75,578	89,261
Derivatives		204,062	360	927	2,065	1,323
Debt securities in issue		236	18,253	24,902	36,599	13,656
Subordinated liabilities		—	438	793	7,600	27,670
Other financial liabilities		100,268	19,056	4,694	2,367	1,260
		1,512,694	425,889	114,776	140,283	133,856
Loan and other credit-related commitments		685,650	92,186	1,109	944	377
Financial guarantees	8	22,942	113	289	160	14
At 31 Dec 2018		2,221,286	518,188	116,174	141,387	134,247
Proportion of cash flows payable in period		71%	17%	4%	5%	4%

Deposits by banks		48,247	10,596	1,877	7,814	1,508
Customer accounts		1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading		20,550	106,236	2,270	1,085	—
Trading liabilities		184,361	—	—	—	—
Financial liabilities designated at fair value		715	1,249	7,117	39,596	59,428
Derivatives		212,797	219	1,221	3,170	1,506
Debt securities in issue		11	12,624	21,066	25,654	11,092
Subordinated liabilities		3	2,227	841	7,011	21,775
Other financial liabilities		48,407	18,780	3,701	1,994	1,314
		1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	7	570,132	138,542	10,602	7,860	2,350
Financial guarantees	8,34	23,944	268	821	785	31
At 31 Dec 2017		2,269,129	443,759	93,864	102,207	99,679
Proportion of cash flows payable in period		75%	15%	3%	4%	3%
For footnotes, see page 192.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings		—	949	—	—	—
Financial liabilities designated at fair value		—	237	2,656	14,384	11,653
Derivatives		1,321	—	—	339	499
Debt securities in issue		—	379	1,159	29,178	30,801
Subordinated liabilities		—	248	757	4,019	25,311
Other financial liabilities		—	675	228	—	—
		1,321	2,488	4,800	47,920	68,264
Loan commitments		—	—	—	—	—
Financial guarantees	8	8,627	—	—	—	—
At 31 Dec 2018		9,948	2,488	4,800	47,920	68,264

Amounts owed to HSBC undertakings		—	2,525	46	—	—
Financial liabilities designated at fair value		—	286	875	16,554	19,465
Derivatives		2,008	—	—	293	781
Debt securities in issue		—	232	1,787	13,975	26,452
Subordinated liabilities		—	2,113	537	2,852	20,944
Other financial liabilities		—	849	200	—	—
		2,008	6,005	3,445	33,674	67,642
Loan commitments		—	—	—	—	—
Financial guarantees	8	7,778	—	—	—	—
At 31 Dec 2017		9,786	6,005	3,445	33,674	67,642
For footnotes, see page 192.

Disclosure of value at risk (VaR)
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[35]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[36]	Total[37]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2018	12.6	33.9	22.6	25.9	(37.9)	57.1
Average	9.5	36.4	22.5	20.7	(34.3)	54.8
Maximum	21.8	49.9	33.8	35.2		71.2
Minimum	5.5	27.0	13.5	12.2		43.9

Balance at 31 Dec 2017	7.4	30.8	32.6	31.1	(38.2)	63.7
Average	10.4	38.2	16.7	15.4	(32.9)	47.8
Maximum	23.0	67.1	32.6	31.8		70.8
Minimum	4.9	27.2	9.1	5.1		36.6

For footnotes, see page 192.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[36]	Total[37]
	$m	$m	$m	$m
Balance at 31 Dec 2018	61.4	37.2	(30.6)	68.0
Average	96.8	48.3	(29.1)	116.0
Maximum	129.3	96.0		154.1
Minimum	59.9	27.6		68.0

Balance at 31 Dec 2017	88.5	46.7	(38.9)	96.3
Average	119.0	46.1	(36.9)	128.2
Maximum	164.1	71.9		183.8
Minimum	88.5	24.5		93.3
For footnotes, see page 192.